INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Earnings from continuing operations before income taxes consisted of the following:

Years ended June 30	2018	2017	2016
United States	$9,277	$9,031	$8,788
International	4,049	4,226	4,581
TOTAL	$13,326	$13,257	$13,369

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes on continuing operations consisted of the following:

Years ended June 30	2018	2017	2016
CURRENT TAX EXPENSE
U.S. federal	$3,965	$1,531	$1,673
International	1,131	1,243	1,483
U.S. state and local	213	241	224
	5,309	3,015	3,380
DEFERRED TAX EXPENSE
U.S. federal	(1,989)	28	33
International and other	145	20	(71)
	(1,844)	48	(38)
TOTAL TAX EXPENSE	$3,465	$3,063	$3,342

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to our actual income tax rate on continuing operations is provided below:

Years ended June 30	2018	2017	2016
U.S. federal statutory income tax rate	28.1%	35.0%	35.0%
Country mix impacts of foreign operations	(4.7)%	(6.8)%	(9.1)%
Changes in uncertain tax positions	(0.3)%	(2.0)%	(0.5)%
Excess tax benefits from the exercise of stock options	(0.4)%	(1.3)%	—%
Net transitional impact of U.S. Tax Act	4.5%	—%	—%
Other	(1.2)%	(1.8)%	(0.4)%
EFFECTIVE INCOME TAX RATE	26.0%	23.1%	25.0%

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending liability for uncertain tax positions is as follows:

Years ended June 30	2018	2017	2016
BEGINNING OF YEAR	$465	$857	$1,096
Increases in tax positions for prior years	26	87	124
Decreases in tax positions for prior years	(38)	(147)	(97)
Increases in tax positions for current year	87	75	97
Settlements with taxing authorities	(45)	(381)	(301)
Lapse in statute of limitations	(20)	(22)	(39)
Currency translation	(5)	(4)	(23)
END OF YEAR	$470	$465	$857

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets and liabilities were comprised of the following:

As of June 30	2018	2017
DEFERRED TAX ASSETS
Pension and postretirement benefits	$1,478	$1,775
Loss and other carryforwards	1,067	1,516
Stock-based compensation	476	732
Fixed assets	223	212
Accrued marketing and promotion	223	210
Unrealized loss on financial and foreign exchange transactions	61	259
Inventory	35	75
Accrued interest and taxes	17	30
Advance payments	4	121
Other	699	709
Valuation allowances	(457)	(505)
TOTAL	$3,826	$5,134

DEFERRED TAX LIABILITIES
Goodwill and intangible assets	$6,168	$9,403
Fixed assets	1,276	1,495
Foreign withholding tax on earnings to be repatriated	244	—
Unrealized gain on financial and foreign exchange transactions	169	314
Other	161	26
TOTAL	$8,018	$11,238